Intangible Assets and Non-financial Assets Impairment - Summary of carrying amount of goodwill (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for cash-generating units [line items]
Goodwill Allocated To CGU		₩ 23,561	₩ 48,339
Effect of movements in exchange rates		2,185
Impairment		(26,963)
Display CGU [member]
Disclosure of information for cash-generating units [line items]
Goodwill Allocated To CGU		23,561	₩ 48,339
Effect of movements in exchange rates		2,185
Changes in Cash Generating Unit		₩ (26,963)
Pre-tax discount rate	10.90%	10.80%	10.50%
Post-tax discount rate	9.00%	9.00%	8.40%
Terminal growth rate	1.00%	1.00%	1.00%
Display Large OLED CGU [member]
Disclosure of information for cash-generating units [line items]
Changes in Cash Generating Unit		₩ 26,963
Impairment		₩ (26,963)
Pre-tax discount rate		10.50%
Post-tax discount rate		9.00%
Terminal growth rate		1.00%